Schedule of average exercise price, number of warrants and contractual life (Details)	1 Months Ended	9 Months Ended
	Sep. 30, 2026 shares $ / shares	Sep. 30, 2026 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	1,857,994	1,857,994
Weighted average exercise price	$ 2.38
Weighted average contractual life ( years)	2 years 8 months 23 days
Ranges of exercise prices for outstanding warrants 1 [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 1.71	$ 1.71
Number of outstanding stock options | shares	4,000	4,000
Weighted average exercise price		$ 1.34
Weighted average contractual life ( years)		1 year 8 months 15 days